UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal ETF Trust
898 N. Broadway, Suite 2
Massapequa, New York 11758
 (Name and address of agent for service)

(844) 986-7676
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments.

AWARE ULTRA-SHORT DURATION ENHANCED INCOME ETF

SCHEDULE OF INVESTMENTS at August 31, 2019 (Unaudited)

Principal
Amount		Value
ASSET BACKED SECURITIES: 7.5%
	American Homes 4 Rent Trust, Series 2014-SFR2, Class A
$ 261,657	3.786%, 10/17/36	$276,781
	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A
172,713	4.000%, 4/28/55	177,780
	Edsouth Indenture No. 5, LLC, Series 2014-1, Class A
146,317	2.845% (1 Month LIBOR USD + 0.700%), 2/25/39 [1]	145,832
	Ford Credit Auto Owner Trust, Series 2018-REV1, Class A
530,000	3.190%, 7/15/31	559,491
	Invitation Homes Trust, Series 2017-SFR2, Class B
1,970,000	3.332% (1 Month LIBOR USD + 1.150%), 12/17/36 [1]	1,975,843
	Invitation Homes Trust, Series 2018-SFR1, Class B
250,000	3.132% (1 Month LIBOR USD + 0.950%), 3/17/37 [1]	247,386
	Invitation Homes Trust, Series 2018-SFR3, Class A
2,380,207	3.182% (1 Month LIBOR USD + 1.000%), 7/17/37 [1]	2,380,248
	Invitation Homes Trust, Series 2018-SFR3, Class B
750,000	3.332% (1 Month LIBOR USD + 1.150%), 7/17/37 [1]	750,027
	Invitation Homes Trust, Series 2018-SFR4, Class A
584,374	3.282% (1 Month LIBOR USD + 1.100%), 1/17/38 [1]	586,885
	Invitation Homes Trust, Series 2018-SFR4, Class B
750,000	3.432% (1 Month LIBOR USD + 1.250%), 1/17/38 [1]	751,437
	Invitation Homes Trust, Series 2018-SFR4, Class C
1,175,778	3.582% (1 Month LIBOR USD + 1.400%), 1/17/38 [1]	1,175,958
	Nelnet Student Loan Trust, Series 2018-1A, Class A2
640,000	2.905% (1 Month LIBOR USD + 0.760%), 5/25/66 [1]	635,187
	Renew, Series 2017-1A, Class A
63,454	3.670%, 9/20/52	66,262
	Towd Point Mortgage Trust, Series 2019-HY1, Class A1
1,027,549	3.145% (1 Month LIBOR USD + 1.000%), 10/25/48 [1]	1,035,115
	Upgrade Receivables Trust, Series 2019-2A, Class B
550,000	3.510%, 10/15/25	550,451
TOTAL ASSET BACKED SECURITIES
(Cost $11,282,044)		11,314,683

COLLATERALIZED LOAN OBLIGATIONS: 2.7%
	ALM XVIII Ltd., Series 2016-18A, Class A2R
500,000	3.953% (3 Month LIBOR USD + 1.650%), 1/15/28 [1]	499,528
	Carlyle US CLO Ltd., Series 2017-2A, Class A1B
532,000	3.498% (3 Month LIBOR USD + 1.220%), 7/20/31 [1]	530,944
	Dryden 50 Senior Loan Fund, Series 2017-50A, Class A1
535,000	3.523% (3 Month LIBOR USD + 1.220%), 7/15/30 [1]	534,052
	Tralee CLO IV Ltd., Series 2017-4A, Class B
475,000	3.928% (3 Month LIBOR USD + 1.650%), 1/20/30 [1]	462,087
	Trestles CLO II Ltd., Series 2018-2A, Class A2
351,000	3.946% (3 Month LIBOR USD + 1.670%), 7/25/31 [1]	345,296
	Venture XXX CLO Ltd., Series 2017-30A, Class B

527,000	3.903% (3 Month LIBOR USD + 1.600%), 1/15/31 [1]	519,154
	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1B
250,000	3.528% (3 Month LIBOR USD + 1.250%), 1/20/31 [1]	249,294
	Webster Park CLO Ltd., Series 2015-1A, Class BR
250,000	4.078% (3 Month LIBOR USD + 1.800%), 7/20/30 [1]	239,358
	Whitehorse XII Ltd., Series 2018-12A, Class A
750,000	3.553% (3 Month LIBOR USD + 1.250%), 10/15/31 [1]	747,109
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $4,122,577)		4,126,822

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.0%
	Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 2M2
1,363,687	6.695% (1 Month LIBOR USD + 4.550%), 2/25/25 [1]	1,414,063
	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M1
23,578	2.695% (1 Month LIBOR USD + 0.550%), 1/25/30 [1]	23,575
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class M3
3,155,328	6.295% (1 Month LIBOR USD + 4.150%), 1/25/25 [1]	3,269,207
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M2
133,959	4.095% (1 Month LIBOR USD + 1.950%), 5/25/25 [1]	135,141
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQA1, Class M2
477,616	4.795% (1 Month LIBOR USD + 2.650%), 3/25/28 [1]	479,638
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M2
157,657	4.995% (1 Month LIBOR USD + 2.850%), 4/25/28 [1]	159,296
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA1, Class M2
935,201	4.895% (1 Month LIBOR USD + 2.750%), 9/25/28 [1]	940,282
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2
741,917	4.145% (1 Month LIBOR USD + 2.000%), 12/25/28 [1]	744,340
	JP Morgan Mortgage Trust, Series 2017-1, Class A5
431,912	3.500%, 1/25/47 [1]	438,057
	JP Morgan Mortgage Trust, Series 2019-1, Class A11
2,195,694	3.095% (1 Month LIBOR USD + 0.950%), 5/25/49 [1]	2,207,542
	New Residential Mortgage Loan Trust, Series 2017-5A, Class A1
213,413	3.645% (1 Month LIBOR USD + 1.500%), 6/25/57 [1]	216,858
	Sequoia Mortgage Trust, Series 2014-3, Class B1
218,701	3.935%, 10/25/44 [1]	226,643
	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR1, Class 2A1A
351,282	3.579% (12 Month US Treasury Average + 1.070%), 1/25/46 [1]	360,144
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,660,748)		10,614,786

CORPORATE BONDS: 58.4%
Aerospace & Defense: 0.2%
	L3Harris Technologies, Inc.
250,000	2.746% (3 Month LIBOR USD + 0.480%), 4/30/20 [1]	249,999

Agriculture: 1.4%
	Viterra, Inc.
2,000,000	5.950%, 8/1/20	2,059,456

Auto Manufacturers: 10.4%
	Ford Motor Credit Co., LLC
1,100,000	2.681%, 1/9/20	1,100,297
1,800,000	3.311% (3 Month LIBOR USD + 1.000%), 1/9/20 [1]	1,803,121
1,855,000	8.125%, 1/15/20	1,893,880
4,093,000	3.157%, 8/4/20	4,108,628
1,000,000	3.200%, 1/15/21	1,005,215
	General Motors Financial Co., Inc.
475,000	3.863% (3 Month LIBOR USD + 1.560%), 1/15/20 [1]	477,000
	Harley-Davidson Financial Services, Inc.
820,000	2.400%, 6/15/20	819,742
130,000	2.850%, 1/15/21	130,673
	Hyundai Capital America
531,000	2.750%, 9/18/20	532,402
288,000	3.000%, 10/30/20	289,567
	Nissan Motor Acceptance Corp.
1,000,000	2.125%, 3/3/20	998,440
1,050,000	2.150%, 7/13/20	1,048,386
	Volkswagen Group of America Finance, LLC
490,000	2.400%, 5/22/20	490,589
1,000,000	3.875%, 11/13/20	1,018,969
		15,716,909
Banks: 23.0%
	Barclays Bank PLC
512,000	2.859% (3 Month LIBOR USD + 0.650%), 8/7/20 [1]	513,378
1,000,000	2.650%, 1/11/21	1,004,644
	Barclays PLC
1,000,000	2.750%, 11/8/19	1,000,627
725,000	2.875%, 6/8/20	726,786
2,250,000	3.200%, 8/10/21	2,272,802
	Citigroup, Inc.
1,500,000	3.710% (3 Month LIBOR USD + 1.380%), 3/30/21 [1]	1,523,097
665,000	3.523% (3 Month LIBOR USD + 1.070%), 12/8/21 [1]	672,912
	Credit Suisse Group Funding Guernsey Ltd.
500,000	3.125%, 12/10/20	505,746
	The Goldman Sachs Group, Inc.
1,526,000	3.902% (3 Month LIBOR USD + 1.770%), 2/25/21 [1]	1,558,325
	HSBC Bank USA N.A.
500,000	4.875%, 8/24/20	513,105
	HSBC Holdings PLC
1,750,000	2.724% (3 Month LIBOR USD + 0.600%), 5/18/21 [1]	1,750,941
2,075,000	3.792% (3 Month LIBOR USD + 1.660%), 5/25/21 [1]	2,114,600
	JPMorgan Chase & Co.
3,791,000	5.300% (3 Month LIBOR USD + 3.800%), 5/1/20 [2,3]	3,843,941
1,000,000	3.572% (3 Month LIBOR USD + 1.100%), 6/7/21 [1]	1,012,013
	Lloyds Bank PLC
500,000	6.500%, 9/14/20	519,457
	Lloyds Banking Group PLC
445,000	3.186% (3 Month LIBOR USD + 0.800%), 6/21/21 [1]	446,420
600,000	3.100%, 7/6/21	608,976
	Mitsubishi UFJ Financial Group, Inc.

1,425,000	3.510% (3 Month LIBOR USD + 1.060%), 9/13/21 [1]	1,440,475
	Mizuho Financial Group, Inc.
642,000	2.632%, 4/12/21	646,068
3,000,000	3.590% (3 Month LIBOR USD + 1.140%), 9/13/21 [1]	3,035,653
2,774,000	3.084% (3 Month LIBOR USD + 0.940%), 2/28/22 [1]	2,791,078
	NatWest Markets PLC
840,000	6.125%, 1/11/21	879,773
	Sumitomo Mitsui Financial Group, Inc.
2,582,000	3.443% (3 Month LIBOR USD + 1.140%), 10/19/21 [1]	2,608,239
	UBS Group Funding Switzerland AG
450,000	3.783% (3 Month LIBOR USD + 1.440%), 9/24/20 [1]	456,247
1,000,000	3.000%, 4/15/21	1,013,211
740,000	3.368% (3 Month LIBOR USD + 1.220%), 5/23/23 [1]	748,793
	Wells Fargo Bank N.A.
600,000	3.325% (3 Month LIBOR USD + 0.490%), 7/23/21 [2]	606,285
		34,813,592
Chemicals: 0.5%
	LyondellBasell Industries NV
500,000	6.000%, 11/15/21	535,581
	Monsanto Co.
204,000	2.750%, 7/15/21	203,216
		738,797
Diversified Financial Services: 2.9%
	GE Capital International Funding Co. Unlimited Co.
4,500,000	2.342%, 11/15/20	4,470,651

Forest Products & Paper: 0.5%
	Georgia-Pacific, LLC
750,000	5.400%, 11/1/20	777,812

Insurance: 7.5%
	AEGON Funding Co., LLC
2,000,000	5.750%, 12/15/20	2,092,979
	MetLife, Inc.
5,169,000	5.250% (3 Month LIBOR USD + 3.575%), 6/15/20 [2,3]	5,245,889
	Metropolitan Life Global Funding I
300,000	2.690% (SOFR + 0.570%), 9/7/20 [1]	300,854
	Protective Life Global Funding
3,230,000	2.700%, 11/25/20	3,253,353
463,000	3.397%, 6/28/21	473,275
		11,366,350
Media: 0.6%
	Discovery Communications, LLC
850,000	2.800%, 6/15/20	852,111

Mining: 1.5%
	Glencore Finance Canada Ltd.
800,000	4.950%, 11/15/21	838,582

	Glencore Funding, LLC
1,465,000	2.875%, 4/16/20	1,468,753
		2,307,335
Miscellaneous Manufacturers: 4.8%
	General Electric Co.
400,000	2.100%, 12/11/19	398,845
325,000	5.500%, 1/8/20	327,881
2,000,000	2.200%, 1/9/20	1,995,349
3,424,000	5.300%, 2/11/21	3,516,961
1,050,000	4.650%, 10/17/21	1,087,828
		7,326,864
Oil & Gas: 0.2%
	Phillips 66
250,000	3.053% (3 Month LIBOR USD + 0.750%), 4/15/20 [1]	250,077

Oil & Gas Services: 0.3%
	Schlumberger Oilfield UK PLC
450,000	4.200%, 1/15/21	460,259

Pharmaceuticals: 3.2%
	Allergan Sales, LLC
1,000,000	4.875%, 2/15/21	1,030,056
	Bayer US Finance II, LLC
1,000,000	3.500%, 6/25/21	1,021,441
2,029,000	2.750%, 7/15/21	2,033,112
	Bayer US Finance, LLC
790,000	2.375%, 10/8/19	789,684
		4,874,293
Pipelines: 0.5%
	Spectra Energy Partners L.P.
725,000	3.179% (3 Month LIBOR USD + 0.700%), 6/5/20 [1]	726,551

Real Estate Investment Trusts (REITs): 0.5%
	Hospitality Properties Trust
757,000	4.250%, 2/15/21	769,675

Software: 0.1%
	VMware, Inc.
230,000	2.300%, 8/21/20	230,077

Trucking & Leasing: 0.3%
	Penske Truck Leasing Co. LP / PTL Finance Corp.
230,000	3.050%, 1/9/20	230,318
200,000	3.200%, 7/15/20	200,814
		431,132
TOTAL CORPORATE BONDS
(Cost $88,007,364)		88,421,940

FOREIGN GOVERNMENT AGENCY ISSUES: 0.7%
	Kommunalbanken AS
1,000,000	1.500%, 10/22/19	999,397
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES
(Cost $998,391)		999,397

MORTGAGE BACKED SECURITIES: 2.2%
	Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A
1,335,000	3.125% (1 Month LIBOR USD + 0.930%), 12/15/36 [1]	1,334,810
	Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class B
100,000	3.695% (1 Month LIBOR USD + 1.430%), 12/15/36 [1]	99,982
	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class B
795,000	3.625% (1 Month LIBOR USD + 1.500%), 6/15/35 [1]	795,686
	BX Trust, Series 2017-SLCT, Class B
494,773	3.395% (1 Month LIBOR USD + 1.200%), 7/15/34 [1]	494,998
	CHT Mortgage Trust, Series 2017-CSMO, Class B
200,000	3.595% (1 Month LIBOR USD + 1.400%), 11/15/36 [1]	200,226
	Hawaii Hotel Trust, Series 2019-MAUI, Class A
150,000	3.345% (1 Month LIBOR USD + 1.150%), 5/15/38 [1]	150,311
	Monarch Beach Resort Trust, Series 2018-MBR, Class C
273,000	3.625% (1 Month LIBOR USD + 1.430%), 7/15/35 [1]	272,954
TOTAL MORTGAGE BACKED SECURITIES
(Cost $3,343,897)		3,348,967

UNITED STATES TREASURY OBLIGATIONS: 9.7%
United States Cash Management Bills: 3.3%
4,960,000	1.332%, 9/16/19 [4,5]	4,956,307

United States Treasury Bills: 3.0%
4,000,000	1.689%, 9/24/19 [4,5]	3,995,252
540,000	1.533%, 10/1/19 [4,5]	539,139
		4,534,391
United States Treasury Notes: 3.4%
1,500,000	3.375%, 11/15/19	1,503,779
500,000	1.750%, 11/30/19	499,600
500,000	3.625%, 2/15/20	503,672
2,650,000	1.250%, 2/29/20	2,641,719
		5,148,770
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $14,634,229)		14,639,468

Shares
MONEY MARKET FUNDS: 0.3%
527,052	First American Treasury Obligations Fund, Class X, 2.021% [6]	527,052
TOTAL MONEY MARKET FUNDS
(Cost $527,052)		527,052

TOTAL INVESTMENTS IN SECURITIES: 88.5%
(Cost $133,576,302)	133,993,115
Other Assets in Excess of Liabilities: 11.5%	17,348,314
TOTAL NET ASSETS: 100.0%	$151,341,429

LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
USD - United States Dollar

[1] Variable rate security; rate shown is the rate in effect on August 31, 2019. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[2]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on August 31, 2019. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[3] Perpetual call date security. Date shown is next call date.
[4] Rate represents the annualized yield to maturity from the purchase price.
[5] Zero coupon security.
[6] The rate quoted is the annualized seven-day effective yield as of August 31, 2019.

Summary of Fair Value Exposure at August 31, 2019 (Unaudited)

The Aware Ultra-Short Duration Enhanced Income ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2019.

Description	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$-	$11,314,683	$-	$11,314,683
Collateralized Loan Obligations	-	4,126,822	-	4,126,822
Collateralized Mortgage Obligations	-	10,614,786	-	10,614,786
Corporate Bonds [1]	-	88,421,940	-	88,421,940
Foreign Government Agency Issues	-	999,397	-	999,397
Mortgage Backed Securities	-	3,348,967	-	3,348,967
United States Treasury Obligations	-	14,639,468	-	14,639,468
Money Market Funds	527,052	-	-	527,052
Total Investments in Securities	$527,052	$133,466,063	$-	$133,993,115

[1] See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Tidal ETF Trust

By (Signature and Title)        /s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date       10/28/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date       10/28/19

By (Signature and Title)*       /s/ Daniel Carlson
 Daniel Carlson, Treasurer/Principal Financial Officer

Date       10/28/19

* Print the name and title of each signing officer under his or her signature.